Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
At its regularly scheduled January meeting, the Compensation Committee approves the target value of annual equity awards for the Company’s executive officers, including the NEOs other than the CEO and recommends the target value of the annual equity award for the CEO for approval by the independent members of the Board at their regularly scheduled January meeting. The grant date of all annual equity awards, including other non-executive participants, is the date of the January meeting of the Board. Outside of their annual grants, the Compensation Committee also will, from time to time, approve equity awards for executive officers, if necessary, for purposes of recognition, retention or new hire needs, other than for the CEO, whose equity awards are recommended by the Compensation Committee but approved by independent members of the Board.
Additionally, the Compensation Committee has delegated to the CEO the authority to approve equity award grants (within specific limitations set and approved by the Compensation Committee) for associates, other than executive officers, having a grant date of the first of March, June, September, and December.
The Company does not currently grant stock option awards, but has granted them in the past, with the last such award being granted in 2018. The Company does not take material nonpublic information into account when determining the timing and terms of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
At its regularly scheduled January meeting, the Compensation Committee approves the target value of annual equity awards for the Company’s executive officers, including the NEOs other than the CEO and recommends the target value of the annual equity award for the CEO for approval by the independent members of the Board at their regularly scheduled January meeting. The grant date of all annual equity awards, including other non-executive participants, is the date of the January meeting of the Board. Outside of their annual grants, the Compensation Committee also will, from time to time, approve equity awards for executive officers, if necessary, for purposes of recognition, retention or new hire needs, other than for the CEO, whose equity awards are recommended by the Compensation Committee but approved by independent members of the Board.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Company does not currently grant stock option awards, but has granted them in the past, with the last such award being granted in 2018. The Company does not take material nonpublic information into account when determining the timing and terms of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false